Summary of Significant Accounting Policies (Details 3) - RMB [Member]	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Items in the statements of income and cash flows [Member]
Currency exchange rates	6.9081	6.6090	6.7578
Balance sheet items, except for equity accounts [Member]
Currency exchange rates	6.9618	6.8755	6.5074